Right of use assets, net and lease liability - As Lessor (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
Operating lease commitments by lessor	$ 3,114,895	$ 1,776,360	$ 902,692
Contingent rental income	448,863	414,934	335,892
Less than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Operating lease commitments by lessor	765,919	668,636	383,779
Later than one year and not later than five years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Operating lease commitments by lessor	1,685,744	738,435	407,156
Greater than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Operating lease commitments by lessor	$ 663,232	$ 369,289	$ 111,757